COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

The Company neither owns nor leases any real or personal property. The Company's officers have provided office services without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

On December 12, 2016, the Company entered into an agreement with Saisam Entertainment, LLC to develop, finance, and produce a motion picture project. Per the terms of the agreement, the Company will provide or source equity financing for the project in the amount of approximately $1,300,000. Per the terms of the agreement, the Company and Saisam Entertainment, LLC will create an LLC or other entity for the project currently entitled “Love is not Easy”. Saisam Entertainment, LLC owns and controls the rights to the screenplay, and will assign all rights in and to the project, pursuant to the terms of an option purchase agreement between the two parties, which includes an initial option fee of $10,000 for an option period of 18 months, a lien for all of the Company’s out of pocket costs, and will assist in additional funding. The Company will make or source financial contributions in accordance with the terms of the agreement, assist in the raising of additional financing, and will participate in the development and production. The Company and Saisam Entertainment, LLC will own an undivided 50% interest in the LLC or entity that is formed. The Company will be the managing member of the LLC or entity. The approved budget for the project is approximately $2,000,000. In consideration, the Company will receive a return of 20% of its investment, and will subsequently receive its portion of the net profits per the terms of the agreement. The LLC or entity has not been formed to date.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

The Company neither owns nor leases any real or personal property. The Company's officers have provided office services without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

On December 12, 2016, the Company entered into an agreement with Saisam Entertainment, LLC to develop, finance, and produce a motion picture project. Per the terms of the agreement, the Company will provide or source equity financing for the project in the amount of approximately $1,300,000. Per the terms of the agreement, the Company and Saisam Entertainment, LLC will create an LLC or other entity for the project currently entitled “Love is not Easy”. Saisam Entertainment, LLC owns and controls the rights to the screenplay, and will assign all rights in and to the project, pursuant to the terms of an option purchase agreement between the two parties, which includes an initial option fee of $10,000 for an option period of 18 months, a lien for all of the Company’s out of pocket costs, and will assist in additional funding. The Company will make or source financial contributions in accordance with the terms of the agreement, assist in the raising of additional financing, and will participate in the development and production. The Company and Saisam Entertainment, LLC will own an undivided 50% interest in the LLC or entity that is formed. The Company will be the managing member of the LLC or entity. The approved budget for the project is approximately $2,000,000. In consideration, the Company will receive a return of 20% of its investment, and will subsequently receive its portion of the net profits per the terms of the agreement. The LLC or entity has not been formed to date.